Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Opening Balance	¥ 173,769	¥ 163,237
Net increase	14,214	10,532
Ending Balance	¥ 187,983	¥ 173,769